Investments measured at amortized cost (Details) € in Millions	6 Months Ended
Dec. 31, 2025 EUR (€)
Guaranteed senior secured fixed rate note
Disclosure of financial assets [line items]
Financial assets at amortised cost	€ 50.0
Equity secured note
Disclosure of financial assets [line items]
Financial assets at amortised cost	€ 75.0
Financial asset, redemption notice period	95 days